SCHEDULE OF ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Office and overhead	$ 561	$ 606
Salaries and wages	371	712
Corporate development and legal	60	68
Public company costs	33	57
Administrative expenses	$ 1,025	$ 1,443